Goodwill and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the periods presented were as follows (in millions):

Total
Balance as of December 31, 2018	$—
Acquisitions	306

Balance as of December 31, 2019	306
Acquisitions	10

Balance as of December 31, 2020	$316

Schedule of Intangible Assets
Intangible assets, net consisted of the following as of December 31, 2020 (in millions):

	Weighted- average Remaining Useful Life (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Existing technology	7.6	$71	$(48)	$23
Vendor relationships	11.8	45	(4)	41
Courier relationships	0.3	1	(1)	—
Customer relationships	1.8	9	(3)	6
Trade name and trademarks	1.8	6	(2)	4

Balance as of December 31, 2020		$132	$(58)	$74

Intangible assets, net consisted of the following as of September 30, 2021 (in millions):

	Weighted- average Remaining Useful Life (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Existing technology	7.2	$71	$(51)	$20
Vendor relationships	11.1	45	(6)	39
Courier relationships	—	1	(1)	—
Customer relationships	1.1	9	(6)	3
Trade name and trademarks	1.1	6	(4)	2

Balance as of September 30, 2021		$132	$(68)	$64

Intangible assets, net consisted of the following as of December 31, 2019 (in millions):

	Weighted- average Remaining Useful Life (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Existing technology	1.4	$49	$(6)	$43
Vendor relationships	12.8	45	(1)	44
Courier relationships	1.3	1	—	1
Customer relationships	2.8	9	—	9
Trade name and trademarks	2.8	6	—	6

Balance as of December 31, 2019		$110	$(7)	$103

Intangible assets, net consisted of the following as of year ended December 31, 2020 (in millions):

	Weighted- average Remaining Useful Life (in years)	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Existing technology	7.6	$71	$(48)	$23
Vendor relationships	11.8	45	(4)	41
Courier relationships	0.3	1	(1)	—
Customer relationships	1.8	9	(3)	6
Trade name and trademarks	1.8	6	(2)	4

Balance as of December 31, 2020		$132	$(58)	$74

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The estimated future amortization expense of intangible assets as of September 30, 2021 was as follows (in millions):

Year Ending December 31,	Amortization Expense
Remainder of 2021	$3
2022	10
2023	6
2024	6
2025	6
Thereafter	33

Total estimated future amortization expense	$64

The estimated future amortization expense of intangible assets as of December 31, 2020 was as follows (in millions):

Year Ending December 31,	Amortization Expense
2021	$13
2022	10
2023	6
2024	6
2025	6
Thereafter	33

Total estimated future amortization expense	$74